Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000029018
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Accumulated Value	$ 10,000		$ 11,071	$ 11,451	$ 12,165	$ 11,647	$ 14,690	$ 12,411	$ 12,833	$ 14,275	$ 15,950	$ 18,432
C000029015
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Accumulated Value	9,573		10,570	10,902	11,557	11,041	13,881	11,703	12,073	13,389	14,925	17,200
C000029017
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charges)
Accumulated Value	10,000		10,956	11,215	11,801	11,187	13,962	11,678	11,952	13,160	14,562	16,651
C000029021
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,073	11,441	12,154	11,640	14,669	12,385	12,807	14,350	16,028	18,523
C000029000
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Accumulated Value	10,000		12,227	15,376	17,627	20,791	28,749	22,114	27,562	36,812	42,622	47,364
C000028997
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Accumulated Value	9,575		11,676	14,649	16,754	19,710	27,187	20,859	25,934	34,550	39,905	44,233
C000028999
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charges)
Accumulated Value	10,000		12,102	15,069	17,108	19,976	27,346	20,825	25,691	33,974	38,955	42,813
C000029003
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		12,243	15,416	17,693	20,891	28,907	22,249	27,755	36,945	42,747	47,474
C000029036
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Accumulated Value	10,000		11,663	12,997	13,536	13,579	18,751	16,014	18,371	22,449	25,617	31,572
C000029033
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Accumulated Value	9,577		11,140	12,383	12,863	12,872	17,732	15,102	17,281	21,067	23,981	29,477
C000029035
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charges)
Accumulated Value	10,000		11,550	12,742	13,138	13,051	17,836	15,082	17,115	20,705	23,387	28,535
C000029029
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Accumulated Value	10,000		11,596	12,896	13,448	13,518	18,760	16,025	18,432	22,570	25,824	31,882
C000029026
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Accumulated Value	9,577		11,081	12,298	12,786	12,821	17,747	15,117	17,352	21,192	24,185	29,786
C000029028
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charges)
Accumulated Value	10,000		11,488	12,646	13,051	12,988	17,841	15,087	17,170	20,821	23,586	28,828
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		11,878	13,153	13,908	14,202	19,778	16,663	19,417	23,179	26,927	33,301
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		11,878	13,153	13,908	14,202	19,778	16,663	19,417	23,179	26,927	33,301
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		11,878	13,153	13,908	14,202	19,778	16,663	19,417	23,179	26,927	33,301
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		11,878	13,153	13,908	14,202	19,778	16,663	19,417	23,179	26,927	33,301
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		11,878	13,153	13,908	14,202	19,778	16,663	19,417	23,179	26,927	33,301
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		11,878	13,153	13,908	14,202	19,778	16,663	19,417	23,179	26,927	33,301
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		11,878	13,153	13,908	14,202	19,778	16,663	19,417	23,179	26,927	33,301
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		11,878	13,153	13,908	14,202	19,778	16,663	19,417	23,179	26,927	33,301
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		11,878	13,153	13,908	14,202	19,778	16,663	19,417	23,179	26,927	33,301
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		11,878	13,153	13,908	14,202	19,778	16,663	19,417	23,179	26,927	33,301
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD hedged)
Accumulated Value	10,000		9,959	10,123	10,913	11,575	11,584	10,548	10,603	11,048	11,728	12,100
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD hedged)
Accumulated Value	10,000		9,959	10,123	10,913	11,575	11,584	10,548	10,603	11,048	11,728	12,100
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD hedged)
Accumulated Value	10,000		9,959	10,123	10,913	11,575	11,584	10,548	10,603	11,048	11,728	12,100
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD hedged)
Accumulated Value	10,000		9,959	10,123	10,913	11,575	11,584	10,548	10,603	11,048	11,728	12,100
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Accumulated Value	10,000		12,072	14,784	16,352	19,940	28,512	22,873	28,958	38,287	44,752	52,917
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Accumulated Value	10,000		12,072	14,784	16,352	19,940	28,512	22,873	28,958	38,287	44,752	52,917
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Accumulated Value	10,000		12,072	14,784	16,352	19,940	28,512	22,873	28,958	38,287	44,752	52,917
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Accumulated Value	$ 10,000		$ 12,072	$ 14,784	$ 16,352	$ 19,940	$ 28,512	$ 22,873	$ 28,958	$ 38,287	$ 44,752	$ 52,917